Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0001141391
Registrant Name	Mastercard Inc
Registration File Number	333-277032
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES